Loans Receivables, Net (Details) - Schedule of loan portfolio - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loan Portfolio [Abstract]
Mortgage loans	$ 1,589,871	$ 3,908,925
Personal loans to affiliates, unsecured		76,799
Total loans	1,589,871	3,985,724
Less: allowance for loan losses		(76,799)
Loans receivables, net	1,589,871	3,908,925
Reclassifying as:
Current portion	517,479	123,611
Non-current portion	1,072,392	3,785,314
Loans receivables, net	$ 1,589,871	$ 3,908,925